Equity Method Investments	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Note 6 - Equity Method Investments
We own a 51% interest in two Mexico-based joint ventures, Perfomex and Perfomex II. We previously provided five jack-up rigs on bareboat charters to these joint ventures. These joint ventures previously provided dayrate drilling services to Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”), which both provide integrated well services to Petróleos Mexicanos (“Pemex”). Opex and Akal are wholly owned by Operadora Productora y Exploradora Mexicana, S.A. de C.V. (“Operadora”), a fully owned subsidiary of Proyectos Globales de Energia y Servicos CME, S.A. DE C.V. (“CME”). CME owns the remaining 49% interest in our joint ventures Perfomex and Perfomex II.
Effective January 1, 2024, Perfomex and Opex agreed to terminate the Drilling and Technical Services Agreements ("DTSAs") for the jack-up rigs "Grid" and "Gersemi" which triggered a termination fee payable by Opex to Perfomex of $14 million, or $7 million per Borr jack-up rig operated by Perfomex. Effective April 1, 2024, Perfomex and Opex agreed to terminate the Drilling and Technical Services Agreements ("DTSAs") for the jack-up rigs "Galar", "Odin" and "Njord" which triggered a further termination fee payable by Opex to Perfomex of $21 million, or $7 million per Borr jack-up rig. The associated bareboat charter agreements between Perfomex and the Company were also terminated. Effective the same dates as the termination dates referenced above, the Company entered into new fixed rate bareboat charter agreements for the jack-up rigs "Grid", "Gersemi", "Galar", "Odin" and "Njord" with Irish Energy Drilling Assets, DAC ("Irco"). The new bareboat charter agreements remain in effect until December 31, 2025.
In addition, effective January 1, 2024, Perfomex entered into new Drilling, Operation and Management Agreements ("DO&M Agreements") with Perforadora Ircomex, S.A. DE C.V. ("Ircomex") to provide drilling, operations and management services for the Borr jack-up rigs "Grid" and "Gersemi", plus third-party owned jack-up rigs "CME I" and "CME II". Effective April 1, 2024, DO&M Agreements were also entered into by Borr Drilling Contracting S. de R.L. de C.V., a wholly owned subsidiary of the Company, with Ircomex, to provide drilling, operations and management services for the Borr jack-up rigs "Galar", "Odin" and "Njord". These DO&M Agreements are based on a cost-plus pricing model and remain in effect until December 31, 2025.
Irco and Ircomex will continue to provide the jack-up rigs "Grid","Gersemi","Galar", "Odin" and "Njord" and accompanying operational services to Opex, to service its integrated well services contract with Pemex.
The below tables set forth the results from these entities, on a 100% basis, for the three months ended June 30, 2024 and 2023:

	Three months ended June 30, 2024		Three months ended June 30, 2023
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Revenue	24.5	2.8	72.4	9.4
Operating expenses	(24.0)	(2.9)	(71.6)	(8.6)
Net income	(2.7)	(2.1)	6.0	1.6

The below tables set forth the results from these entities, on a 100% basis, for the six months ended June 30, 2024 and 2023:

	Six months ended June 30, 2024		Six months ended June 30, 2023
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Revenue	77.6	4.8	142.9	15.0
Operating expenses	(76.4)	(4.8)	(140.0)	(14.7)
Net income / (loss)	7.4	(1.7)	10.1	2.2

As of June 30, 2024, Perfomex and Perfomex II had $95.7 million of receivables from Opex and Akal, of which $89.8 million was outstanding and $5.9 million was unbilled. As of December 31, 2023, Perfomex and Perfomex II had $164.9 million of receivables from Opex and Akal, of which $131.7 million was outstanding and $33.2 million was unbilled.
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at June 30, 2024		As at December 31, 2023
In $ millions	Perfomex	Perfomex II	Perfomex	Perfomex II
Cash and restricted cash (1)	3.0	—	11.4	0.5
Total current assets	196.5	33.4	271.4	35.1
Total non-current assets	20.7	2.0	12.3	2.1
Total assets	217.2	35.4	283.7	37.2
Total current liabilities	191.6	23.6	257.2	23.8
Total non-current liabilities	—	0.4	8.3	0.2
Equity	25.6	11.4	18.2	13.2
Total Liabilities and Equity	217.2	35.4	283.7	37.2
(1) As of June 30, 2024, Perfomex had restricted cash of $2.4 million.
The following presents our investments in equity method investments as at June 30, 2024:

In $ millions	Perfomex	Perfomex II	Borr Total
Balance as of December 31, 2023	9.1	6.6	15.7
Income on a percentage basis	3.8	(0.9)	2.9
Balance as of June 30, 2024	12.9	5.7	18.6